Sales (Tables)	12 Months Ended
Dec. 31, 2021
Sales [abstract]
Schedule of Sales by Product and Geographical Area

	Year ended December 31, 2021
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$219,663	$-	$-	$219,663
Silver-lead concentrates	59,755	-	-	-	59,755
Zinc concentrates	42,990	-	-	-	42,990
Gold doré	-	-	178,999	101,256	280,255
Provisional pricing adjustments	799	(3,609)	-	-	(2,810)
Sales to external customers	$103,544	$216,054	$178,999	$101,256	$599,853

	Year ended December 31, 2020
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$188,327	$-	$-	$188,327
Silver-lead concentrates	43,055	-	-	-	43,055
Zinc concentrates	23,980	-	-	-	23,980
Gold doré	-	-	20,297	-	20,297
Provisional pricing adjustments	608	2,699	-	-	3,307
Sales to external customers	$67,643	$191,026	$20,297	$-	$278,966

Schedule of Sales by Major Customer

	Years ended December 31
	2021	2020
Customer 1	$178,999	$191,026
Customer 2	103,544	67,643
Customer 3	101,256	-
Customer 4	91,950	20,297
Customer 5	48,032	-
Customer 6	47,212	-
Customer 7	28,860	-
	$599,853	$278,966